COMMITMENTS AND CONTINGENCIES (Schedule of Annual Commitments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES [Abstract]
2024	$ 622,476
2025	335,026
2026	337,083
2027	435,236
2028	325,118
Thereafter	162,888
Total	$ 2,217,827